UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2021

BrandywineGLOBAL —

GLOBAL HIGH YIELD FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary objective is to provide a high level of current income. Long-term capital appreciation is its secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global High Yield Fund for the six-month reporting period ended March 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective December 31, 2020, Brian L. Kloss, JD, CPA, Tracy Chen, CFA, CAIA, Michael Arno, CFA and Renato Latini, CFA, each a portfolio manager at Brandywine Global Investment Management, LLC, the Fund’s subadviser, are the Fund’s portfolio managers. Please refer to the prospectus dated January 29, 2021 for additional information.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

II	BrandywineGLOBAL — Global High Yield Fund

Performance review

For the six months ended March 31, 2021, Class IS shares of BrandywineGLOBAL— Global High Yield Fund returned 7.74%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Global High Yield Indexi, returned 6.63% for the same period. The Lipper Global High Yield Funds Category Averageii returned 7.34% over the same time frame.

Performance Snapshot as of March 31, 2021 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Global High Yield Fund:
Class A	7.53%
Class C	7.13%
Class FI	7.64%
Class I	7.68%
Class IS	7.74%
Bloomberg Barclays Global High Yield Index	6.63%
Lipper Global High Yield Funds Category Average	7.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended March 31, 2021 for Class A, Class C, Class FI, Class I and Class IS shares were 2.66%, 2.65%, 3.38%, 3.68% and 3.79%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class I and Class IS shares would have been 2.29%, 2.07%, 2.76%, 3.08% and 3.25%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

This Fund is the successor to an institutional account (the “Predecessor”). On November 30, 2012, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 29, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 2.13%, 2.55%, 1.80%, 1.48% and 1.39%, respectively.

BrandywineGLOBAL — Global High Yield Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

RISKS: Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield bonds, known as “junk bonds”, possess greater price volatility, illiquidity, and possibility of default. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Because the Fund may focus a significant portion of its investments in a single country or currency, it will be more

IV	BrandywineGLOBAL — Global High Yield Fund

susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays Global High Yield Index provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 107 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Global High Yield Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and September 30, 2020 and does not include derivatives, such as forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.53%	$1,000.00	$1,075.30	1.15%	$5.95	Class A	5.00%	$1,000.00	$1,019.20	1.15%	$5.79
Class C	7.13	1,000.00	1,071.30	1.90	9.81	Class C	5.00	1,000.00	1,015.46	1.90	9.55
Class FI	7.64	1,000.00	1,076.40	1.15	5.95	Class FI	5.00	1,000.00	1,019.20	1.15	5.79
Class I	7.68	1,000.00	1,076.80	0.85	4.40	Class I	5.00	1,000.00	1,020.69	0.85	4.28
Class IS	7.74	1,000.00	1,077.40	0.75	3.88	Class IS	5.00	1,000.00	1,021.19	0.75	3.78

2	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

[1]	For the six months ended March 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2021

BrandywineGLOBAL — Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 83.7%
Communication Services — 10.3%
Diversified Telecommunication Services — 2.8%
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	210,000		$212,163	(a)
Consolidated Communications Inc., Senior Secured Notes	6.500%	10/1/28	135,000		146,020	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	325,000		374,875
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	330,000		340,218	(a)
Total Diversified Telecommunication Services					1,073,276
Interactive Media & Services — 0.3%
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	135,000		130,093	(a)
Media — 5.5%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	420,000		414,601	(a)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	335,000	EUR	384,316	(a)
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	200,000		211,023	(a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	125,000		142,109
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	475,000		485,004	(a)
Sinclair Television Group Inc., Senior Notes	5.500%	3/1/30	165,000		160,741	(a)
TEGNA Inc., Senior Notes	4.625%	3/15/28	270,000		275,231
Total Media					2,073,025
Wireless Telecommunication Services — 1.7%
Kenbourne Invest SA, Senior Notes	4.700%	1/22/28	450,000		463,725	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	180,000		181,575
Total Wireless Telecommunication Services					645,300
Total Communication Services					3,921,694
Consumer Discretionary — 9.4%
Automobiles — 1.3%
Ford Motor Co., Senior Notes	8.500%	4/21/23	455,000		507,894
Hotels, Restaurants & Leisure — 4.8%
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	50,000		51,504	(a)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	630,000		635,512	(a)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	295,000		321,093	(a)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	155,000		165,896	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	130,000		134,804	(a)
Travel + Leisure Co., Senior Secured Notes	6.000%	4/1/27	465,000		516,441
Total Hotels, Restaurants & Leisure					1,825,250

See Notes to Financial Statements.

4	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Leisure Products — 0.5%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	180,000	$178,439	(a)
Specialty Retail — 2.8%
Carvana Co., Senior Notes	5.500%	4/15/27	430,000	433,333	(a)
Gap Inc., Senior Secured Notes	8.875%	5/15/27	275,000	321,406	(a)
L Brands Inc., Senior Notes	6.625%	10/1/30	80,000	91,494	(a)
Macy’s Retail Holdings LLC, Senior Notes	2.875%	2/15/23	195,000	196,794
Total Specialty Retail				1,043,027
Total Consumer Discretionary				3,554,610
Consumer Staples — 5.3%
Food Products — 3.4%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	455,000	467,060	(a)
BRF SA, Senior Notes	3.950%	5/22/23	320,000	332,010	(a)
JBS Investments II GmbH, Senior Notes	7.000%	1/15/26	200,000	213,360	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./ Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	270,000	272,705	(a)
Total Food Products				1,285,135
Household Products — 0.8%
Central Garden & Pet Co., Senior Notes	4.125%	10/15/30	315,000	318,741
Personal Products — 0.3%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	105,000	111,025	(a)
Tobacco — 0.8%
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	305,000	315,103	(a)
Total Consumer Staples				2,030,004
Energy — 14.1%
Oil, Gas & Consumable Fuels — 14.1%
Antero Resources Corp., Senior Notes	5.625%	6/1/23	360,000	361,667
Antero Resources Corp., Senior Notes	5.000%	3/1/25	345,000	345,783
Antero Resources Corp., Senior Notes	8.375%	7/15/26	170,000	187,744	(a)
Apache Corp., Senior Notes	4.875%	11/15/27	330,000	338,745
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	345,000	348,547	(a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	335,000	348,753	(a)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	430,000	430,860	(b)
Geopark Ltd., Senior Notes	5.500%	1/17/27	450,000	457,403	(a)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	375,000	353,559
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	315,000	354,470
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	210,000	214,288
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	800,000	779,280

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL — Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	675,000		$580,260
Talos Production Inc., Secured Notes	12.000%	1/15/26	250,000		245,156	(a)
Total Energy					5,346,515
Financials — 2.1%
Capital Markets — 0.6%
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	205,000		214,971
Consumer Finance — 1.2%
Credito Real SAB de CV SOFOM ER, Senior Notes	8.000%	1/21/28	455,000		461,313	(a)
Insurance — 0.3%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	135,000		133,052
Total Financials					809,336
Health Care — 8.3%
Health Care Providers & Services — 1.6%
Select Medical Corp., Senior Notes	6.250%	8/15/26	555,000		590,686	(a)
Pharmaceuticals — 6.7%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	530,000		543,886	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	365,000		388,507	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	120,000		134,152	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	545,000		549,428	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	350,000		387,338
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	570,000		545,775
Total Pharmaceuticals					2,549,086
Total Health Care					3,139,772
Industrials — 6.7%
Aerospace & Defense — 1.2%
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	410,000		451,467	(a)
Airlines — 1.8%
Air Canada, Secured Notes	9.000%	6/22/24	420,000	CAD	355,437
Air Canada, Senior Notes	7.750%	4/15/21	345,000		345,673	(a)
Total Airlines					701,110
Commercial Services & Supplies — 0.7%
Harsco Corp., Senior Notes	5.750%	7/31/27	260,000		266,663	(a)
Electrical Equipment — 0.2%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	85,000		89,197	(a)

See Notes to Financial Statements.

6	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — 1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	435,000	$456,680
Marine — 0.9%
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	320,000	353,600	(a)
Road & Rail — 0.4%
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	130,000	141,759	(a)
Trading Companies & Distributors — 0.3%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	95,000	99,691	(a)
Total Industrials				2,560,167
Information Technology — 6.4%
Communications Equipment — 4.8%
CommScope Inc., Senior Notes	8.250%	3/1/27	275,000	294,595	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	100,000	106,340	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	250,000	263,750	(a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	535,000	570,465	(a)
Viasat Inc., Senior Notes	5.625%	9/15/25	295,000	300,225	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	275,000	288,967	(a)
Total Communications Equipment				1,824,342
Semiconductors & Semiconductor Equipment — 0.6%
Entegris Inc., Senior Notes	4.375%	4/15/28	140,000	144,711	(a)
Synaptics Inc., Senior Notes	4.000%	6/15/29	70,000	69,636	(a)
Total Semiconductors & Semiconductor Equipment				214,347
Technology Hardware, Storage & Peripherals — 1.0%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	385,000	396,694	(a)
Total Information Technology				2,435,383
Materials — 13.1%
Chemicals — 1.8%
Methanex Corp., Senior Notes	5.125%	10/15/27	165,000	168,919
Tronox Inc., Senior Notes	4.625%	3/15/29	90,000	90,225	(a)
Tronox Inc., Senior Secured Notes	6.500%	5/1/25	405,000	434,868	(a)
Total Chemicals				694,012
Containers & Packaging — 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	370,000	377,800	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	275,000	292,703	(a)
Total Containers & Packaging				670,503

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL — Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — 9.5%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	410,000	$414,014	(a)
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	325,000	353,374
Arconic Corp., Secured Notes	6.125%	2/15/28	140,000	149,363	(a)
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	315,000	343,688	(a)
Century Aluminum Co., Senior Secured Notes	12.000%	7/1/25	145,000	156,237	(a)
Cleveland-Cliffs Inc., Senior Notes	5.750%	3/1/25	135,000	139,465
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	405,000	419,681
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	203,805	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	825,000	885,844	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	535,000	545,299	(a)
Total Metals & Mining				3,610,770
Total Materials				4,975,285
Real Estate — 5.0%
Equity Real Estate Investment Trusts (REITs) — 3.0%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	335,000	348,610	(a)
Sunac China Holdings Ltd., Senior Secured Notes	8.350%	4/19/23	750,000	781,471	(b)
Total Equity Real Estate Investment Trusts (REITs)				1,130,081
Real Estate Management & Development — 2.0%
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	575,000	628,656	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	140,000	138,250	(a)
Total Real Estate Management & Development				766,906
Total Real Estate				1,896,987
Utilities — 3.0%
Electric Utilities — 0.7%
NRG Energy Inc., Senior Notes	6.625%	1/15/27	265,000	275,987
Independent Power and Renewable Electricity Producers — 2.3%
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	495,000	512,312
Clearway Energy Operating LLC, Senior Notes	3.750%	2/15/31	360,000	346,277	(a)
Total Independent Power and Renewable Electricity Producers				858,589
Total Utilities				1,134,576
Total Corporate Bonds & Notes (Cost — $30,559,482)				31,804,329
Convertible Bonds & Notes — 2.9%
Communication Services — 1.9%
Media — 1.9%
DISH Network Corp., Senior Notes	3.375%	8/15/26	760,000	732,488

See Notes to Financial Statements.

8	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†		Value
Information Technology — 1.0%
Electronic Equipment, Instruments & Components — 1.0%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	330,000		$359,700
Total Convertible Bonds & Notes (Cost — $1,009,505)					1,092,188
Sovereign Bonds — 0.5%
Ukraine — 0.5%
Ukraine Government International Bond, Senior Notes (Cost — $200,000)	7.253%	3/15/33	200,000		199,491	(a)
Total Investments before Short-Term Investments (Cost — $31,768,987)					33,096,008
Short-Term Investments — 15.9%
Sovereign Bonds — 1.9%
Egypt Treasury Bills (Cost — $723,713)	12.662%	8/24/21	11,950,000	EGP	724,892	(c)

			Shares
Money Market Funds — 14.0%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $5,311,987)	0.026%		5,311,987		5,311,987
Total Short-Term Investments (Cost — $6,035,700)					6,036,879
Total Investments — 103.0% (Cost — $37,804,687)					39,132,887
Liabilities in Excess of Other Assets — (3.0)%					(1,150,895)
Total Net Assets — 100.0%					$37,981,992

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar

EGP	— Egyptian Pound

EUR	— Euro

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,640,000	USD	2,013,116	Citibank N.A.	4/12/21	$(89,410)
USD	416,822	EUR	350,000	HSBC Securities Inc.	4/12/21	6,275

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL — Global High Yield Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	3,030,000,000	USD	862,548	JPMorgan Chase & Co.	4/22/21	$(35,311)
USD	833,700	COP	3,030,000,000	JPMorgan Chase & Co.	4/22/21	6,464
MXN	17,800,000	USD	866,855	Citibank N.A.	5/13/21	(102)
USD	830,301	MXN	17,800,000	JPMorgan Chase & Co.	5/13/21	(36,452)
USD	166,667	GBP	120,000	Barclays Bank PLC	5/19/21	1,210
GBP	560,000	USD	773,175	HSBC Securities Inc.	5/19/21	(1,043)
RUB	65,000,000	USD	869,449	Citibank N.A.	5/21/21	(15,297)
USD	872,542	RUB	65,000,000	Citibank N.A.	5/21/21	18,390
Total						$(145,276)

Abbreviation(s) used in this table:

COP	—Colombian Peso

EUR	—Euro

GBP	—British Pound

MXN	—Mexican Peso

RUB	—Russian Ruble

USD	—United States Dollar

At March 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]*	Termination Date	Implied Credit Spread at March 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$350,000	6/20/21	0.287%	5.000% quarterly	$3,708	$3,560	$148
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	715,000	6/20/21	0.458%	5.000% quarterly	7,297	5,664	1,633
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	230,000	6/20/22	0.546%	5.000% quarterly	12,601	11,806	795

See Notes to Financial Statements.

10	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global High Yield Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Swap Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Implied Credit Spread at March 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$670,000		6/20/22	0.663%	5.000% quarterly	$35,726	$32,308	$3,418
JPMorgan Chase & Co. (Altice France SA, 5.875%, due 2/1/27)	515,000	EUR	12/20/25	3.400%	5.000% quarterly	42,873	53,519	(10,646)
JPMorgan Chase & Co. (Altice Luxembourg SA, 7.250%, due 5/15/22)	530,000	EUR	12/20/25	4.186%	5.000% quarterly	21,914	39,046	(17,132)
JPMorgan Chase & Co. (Cleveland- Cliffs Inc., 1.500%, due 1/15/25)	360,000		6/20/21	0.652%	5.000% quarterly	3,516	(2,041)	5,557
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550%, due 3/15/26)	380,000		6/20/21	1.584%	1.000% quarterly	(498)	(2,499)	2,001
JPMorgan Chase &Co. (United States Steel Corp., 6.650%, due 6/1/37)	350,000		6/20/21	0.552%	5.000% quarterly	3,498	3,051	447
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	380,000		6/20/23	1.331%	1.000% quarterly	(2,771)	(11,219)	8,448

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL — Global High Yield Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Swap Counterparty (Reference Entity)	Notional Amount[2]*	Termination Date	Implied Credit Spread at March 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	$415,000	6/20/25	2.296%	1.000% quarterly	$(21,481)	$(36,760)	$15,279
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	325,000	6/20/22	0.325%	1.000% quarterly	2,707	(6,178)	8,885
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000	6/20/22	0.325%	1.000% quarterly	4,247	(9,701)	13,948
Total					$113,337	$80,556	$32,781

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount2*		Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.35 Index	$3,265,000		12/20/25	5.000% quarterly	$297,161	$291,402	$5,759
Markit iTraxx Crossover Index	3,320,111	EUR	12/20/25	5.000% quarterly	476,120	423,677	52,443
Total					$773,281	$715,079	$58,202

See Notes to Financial Statements.

12	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global High Yield Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL — Global High Yield Fund

Summary of Investments by Country*
United States	55.7%
Mexico	5.2
Canada	4.4
Israel	3.5
Brazil	3.2
Zambia	2.8
China	2.0
Colombia	1.7
United Kingdom	1.4
Chile	1.2
Luxembourg	1.1
France	1.0
Uruguay	0.9
Ukraine	0.5
Short-Term Investments	15.4
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2021 and are subject to change.

See Notes to Financial Statements.

14	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments, at value (Cost — $37,804,687)	$39,132,887
Foreign currency, at value (Cost — $15,627)	15,491
Deposits with brokers for centrally cleared swap contracts	574,551
Receivable for securities sold	497,222
Interest receivable	478,591
OTC swaps, at value (net premiums paid — $131,034)	138,087
Receivable from broker — net variation margin on centrally cleared swap contracts	113,852
Unrealized appreciation on forward foreign currency contracts	32,339
Receivable for Fund shares sold	8,668
Receivable for open OTC swap contracts	5,976
Prepaid expenses	37,019
Total Assets	41,034,683

Liabilities:
Payable for securities purchased	2,705,780
Unrealized depreciation on forward foreign currency contracts	177,615
Deposits from brokers for OTC derivatives	80,000
OTC swaps, at value (premiums received — $50,478)	24,750
Investment management fee payable	3,285
Payable for Fund shares repurchased	1,943
Trustees’ fees payable	1,145
Distributions payable	1,082
Service and/or distribution fees payable	270
Accrued expenses	56,821
Total Liabilities	3,052,691
Total Net Assets	$37,981,992

Net Assets:
Par value (Note 7)	$42
Paid-in capital in excess of par value	37,460,067
Total distributable earnings (loss)	521,883
Total Net Assets	$37,981,992

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	15

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2021

Net Assets:
Class A	$2,244,425
Class C	$86,474
Class FI	$566,120
Class I	$1,576,943
Class IS	$33,508,030

Shares Outstanding:
Class A	249,901
Class C	9,619
Class FI	62,868
Class I	175,279
Class IS	3,725,847

Net Asset Value:
Class A (and redemption price)	$8.98
Class C*	$8.99
Class FI (and redemption price)	$9.00
Class I (and redemption price)	$9.00
Class IS (and redemption price)	$8.99
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$9.38

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

16	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Interest	$1,219,016
Less: Foreign taxes withheld	(5,955)
Total Investment Income	1,213,061

Expenses:
Investment management fee (Note 2)	139,361
Registration fees	38,956
Fund accounting fees	34,700
Audit and tax fees	25,658
Legal fees	9,849
Shareholder reports	3,142
Trustees’ fees	2,971
Transfer agent fees (Note 5)	2,849
Custody fees	2,538
Commitment fees (Note 8)	1,221
Excise tax (Note 1)	1,211
Service and/or distribution fees (Notes 2 and 5)	1,191
Insurance	526
Interest expense	92
Miscellaneous expenses	3,864
Total Expenses	268,129
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(104,350)
Net Expenses	163,779
Net Investment Income	1,049,282

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,202,334	†
Futures contracts	164,432
Swap contracts	209,374
Forward foreign currency contracts	(84,674)
Foreign currency transactions	(2,321)
Net Realized Gain	1,489,145
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	544,038
Swap contracts	67,777
Forward foreign currency contracts	183
Foreign currencies	(482)
Change in Net Unrealized Appreciation (Depreciation)	611,516
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,100,661
Increase in Net Assets From Operations	$3,149,943

†	Net of foreign capital gains tax of $99.

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020

Operations:
Net investment income	$1,049,282	$1,778,800
Net realized gain (loss)	1,489,145	(13,637)
Change in net unrealized appreciation (depreciation)	611,516	(126,393)
Increase in Net Assets From Operations	3,149,943	1,638,770

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,348,317)	(1,988,950)
Decrease in Net Assets From Distributions to Shareholders	(1,348,317)	(1,988,950)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	5,879,803	9,028,972
Reinvestment of distributions	1,284,299	1,927,091
Cost of shares repurchased	(11,563,162)	(4,997,354)
Increase (Decrease) in Net Assets From Fund Share Transactions	(4,399,060)	5,958,709
Increase (Decrease) in Net Assets	(2,597,434)	5,608,529

Net Assets:
Beginning of period	40,579,426	34,970,897
End of period	$37,981,992	$40,579,426

See Notes to Financial Statements.

18	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017[3]	2016[4]	2015[4]

Net asset value, beginning of period	$8.60	$8.74	$8.82	$9.23	$8.80	$8.46	$9.69

Income (loss) from operations:
Net investment income	0.19	0.40	0.35	0.37	0.40	0.36	0.40
Net realized and unrealized gain (loss)	0.45	(0.09)	(0.01)	(0.40)	0.42	0.33	(0.79)
Total income (loss) from operations	0.64	0.31	0.34	(0.03)	0.82	0.69	(0.39)

Less distributions from:
Net investment income	(0.26)	(0.45)	(0.42)	(0.38)	(0.32)	(0.17)	(0.42)
Net realized gains	—	—	—	—	—	—	(0.32)
Return of capital	—	—	—	—	(0.07)	(0.18)	(0.10)
Total distributions	(0.26)	(0.45)	(0.42)	(0.38)	(0.39)	(0.35)	(0.84)

Net asset value, end of period	$8.98	$8.60	$8.74	$8.82	$9.23	$8.80	$8.46
Total return[5]	7.53%	3.71%	4.06%	(0.38)%	9.51%	8.35%	(4.16)%

Net assets, end of period (000s)	$2,244	$101	$121	$122	$238	$460	$1,956

Ratios to average net assets:
Gross expenses	1.80%[6]	2.14%[7]	1.91%[7]	1.87%[7]	1.76%[6]	2.32%[7]	1.79%
Net expenses[8,9]	1.15 [6]	1.15 [7]	1.15 [7]	1.15 [7]	1.15 [6]	1.15 [7]	1.15
Net investment income	4.50 [6]	4.66	4.05	4.11	4.90 [6]	4.23	4.49

Portfolio turnover rate	47%	94%	104%	93%	78%	96%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period November 1, 2016 to September 30, 2017.

[4]	For the year ended October 31.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017[3]	2016[4]	2015[4]

Net asset value, beginning of period	$8.61	$8.75	$8.83	$9.24	$8.79	$8.46	$9.69

Income (loss) from operations:
Net investment income	0.17	0.33	0.28	0.29	0.34	0.30	0.34
Net realized and unrealized gain (loss)	0.44	(0.08)	(0.01)	(0.39)	0.45	0.32	(0.80)
Total income (loss) from operations	0.61	0.25	0.27	(0.10)	0.79	0.62	(0.46)

Less distributions from:
Net investment income	(0.23)	(0.39)	(0.35)	(0.31)	(0.28)	(0.14)	(0.37)
Net realized gains	—	—	—	—	—	—	(0.32)
Return of capital	—	—	—	—	(0.06)	(0.15)	(0.08)
Total distributions	(0.23)	(0.39)	(0.35)	(0.31)	(0.34)	(0.29)	(0.77)

Net asset value, end of period	$8.99	$8.61	$8.75	$8.83	$9.24	$8.79	$8.46
Total return[5]	7.13%	2.93%	3.28%	(1.13)%	9.11%	7.47%	(4.88)%

Net assets, end of period (000s)	$86	$93	$179	$173	$349	$395	$15

Ratios to average net assets:
Gross expenses	2.40%[6]	2.58%[7]	2.54%[7]	2.48%	2.27%[6]	2.40%	2.68%
Net expenses[8,9]	1.90 [6]	1.90 [7]	1.90 [7]	1.90	1.82 [6]	1.80	1.90
Net investment income	3.76 [6]	3.89	3.31	3.15	4.10 [6]	3.52	3.78

Portfolio turnover rate	47%	94%	104%	93%	78%	96%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period November 1, 2016 to September 30, 2017.

[4]	For the year ended October 31.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017[3]	2016[4]	2015[4]

Net asset value, beginning of period	$8.62	$8.77	$8.85	$9.26	$8.81	$8.46	$9.69

Income (loss) from operations:
Net investment income	0.20	0.40	0.35	0.34	0.40	0.40	0.40
Net realized and unrealized gain (loss)	0.44	(0.10)	(0.01)	(0.38)	0.45	0.30	(0.79)
Total income (loss) from operations	0.64	0.30	0.34	(0.04)	0.85	0.70	(0.39)

Less distributions from:
Net investment income	(0.26)	(0.45)	(0.42)	(0.37)	(0.33)	(0.17)	(0.42)
Net realized gains	—	—	—	—	—	—	(0.32)
Return of capital	—	—	—	—	(0.07)	(0.18)	(0.10)
Total distributions	(0.26)	(0.45)	(0.42)	(0.37)	(0.40)	(0.35)	(0.84)

Net asset value, end of period	$9.00	$8.62	$8.77	$8.85	$9.26	$8.81	$8.46
Total return[5]	7.64%	3.59%	4.09%	(0.40)%	9.82%	8.51%	(4.17)%

Net assets, end of period (000s)	$566	$202	$104	$104	$99	$100	$10

Ratios to average net assets:
Gross expenses	1.64%[6]	1.89%[7]	1.83%[7]	1.82%	1.69%[6]	1.62%	1.86%
Net expenses[8,9]	1.15 [6]	1.15 [7]	1.15 [7]	1.15	1.14 [6]	1.02	1.15
Net investment income	4.51 [6]	4.69	4.06	3.75	4.79 [6]	4.41	4.52

Portfolio turnover rate	47%	94%	104%	93%	78%	96%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period November 1, 2016 to September 30, 2017.

[4]	For the year ended October 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017[3]	2016[4]	2015[4]

Net asset value, beginning of period	$8.62	$8.76	$8.84	$9.24	$8.80	$8.46	$9.69

Income (loss) from operations:
Net investment income	0.22	0.42	0.37	0.40	0.41	0.38	0.43
Net realized and unrealized gain (loss)	0.44	(0.08)	(0.01)	(0.40)	0.44	0.34	(0.79)
Total income (loss) from operations	0.66	0.34	0.36	0.00 [5]	0.85	0.72	(0.36)

Less distributions from:
Net investment income	(0.28)	(0.48)	(0.44)	(0.40)	(0.34)	(0.19)	(0.45)
Net realized gains	—	—	—	—	—	—	(0.32)
Return of capital	—	—	—	—	(0.07)	(0.19)	(0.10)
Total distributions	(0.28)	(0.48)	(0.44)	(0.40)	(0.41)	(0.38)	(0.87)

Net asset value, end of period	$9.00	$8.62	$8.76	$8.84	$9.24	$8.80	$8.46
Total return[6]	7.68%	4.01%	4.36%	0.04%	9.94%	8.74%	(3.85)%

Net assets, end of period (000s)	$1,577	$2,756	$2,331	$2,445	$3,737	$2,804	$233

Ratios to average net assets:
Gross expenses	1.34%[7]	1.50%[8]	1.50%[8]	1.42%[8]	1.34%[7]	1.41%	1.37%
Net expenses[9,10]	0.85 [7]	0.85 [8]	0.85 [8]	0.85 [8]	0.84 [7]	0.78	0.82
Net investment income	4.82 [7]	4.96	4.35	4.37	5.01 [7]	4.49	4.80

Portfolio turnover rate	47%	94%	104%	93%	78%	96%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period November 1, 2016 to September 30, 2017.

[4]	For the year ended October 31.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

22	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017[3]	2016[4]	2015[4]

Net asset value, beginning of period	$8.61	$8.75	$8.83	$9.24	$8.79	$8.46	$9.69

Income (loss) from operations:
Net investment income	0.22	0.43	0.38	0.41	0.42	0.39	0.44
Net realized and unrealized gain (loss)	0.44	(0.09)	(0.00)5	(0.41)	0.45	0.32	(0.79)
Total income (loss) from operations	0.66	0.34	0.38	0.005	0.87	0.71	(0.35)

Less distributions from:
Net investment income	(0.28)	(0.48)	(0.46)	(0.41)	(0.35)	(0.19)	(0.45)
Net realized gains	—	—	—	—	—	—	(0.32)
Return of capital	—	—	—	—	(0.07)	(0.19)	(0.11)
Total distributions	(0.28)	(0.48)	(0.46)	(0.41)	(0.42)	(0.38)	(0.88)

Net asset value, end of period	$8.99	$8.61	$8.75	$8.83	$9.24	$8.79	$8.46
Total return[6]	7.74%	4.11%	4.50%	(0.01)%	10.16%	8.66%	(3.78)%

Net assets, end of period (000s)	$33,508	$37,427	$32,235	$32,719	$36,778	$37,586	$26,485

Ratios to average net assets:
Gross expenses	1.24%[7]	1.39%[8]	1.39%[8]	1.38%[8]	1.21%[7]	1.35%	1.27%
Net expenses[9,10]	0.757	0.758	0.758	0.758	0.757	0.75	0.75
Net investment income	4.917	5.06	4.46	4.55	5.137	4.53	4.91

Portfolio turnover rate	47%	94%	104%	93%	78%	96%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period November 1, 2016 to September 30, 2017.

[4]	For the year ended October 31.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

24	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$31,804,329	—	$31,804,329
Convertible Bonds & Notes	—	1,092,188	—	1,092,188
Sovereign Bonds	—	199,491	—	199,491
Total Long-Term Investments	—	33,096,008	—	33,096,008
Short-Term Investments†:
Sovereign Bonds	—	724,892	—	724,892
Money Market Funds	$5,311,987	—	—	5,311,987
Total Short-Term Investments	5,311,987	724,892	—	6,036,879
Total Investments	$5,311,987	$33,820,900	—	$39,132,887
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$32,339	—	$32,339
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	138,087	—	138,087
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	58,202	—	58,202
Total Other Financial Instruments	—	$228,628	—	$228,628
Total	$5,311,987	$34,049,528	—	$39,361,515

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$177,615	—	$177,615
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	24,750	—	24,750
Total	—	$202,365	—	$202,365

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

26	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of March 31, 2021, the total notional value of all credit default swaps to sell protection was $7,950,000 and EUR 4,365,111. These amounts would be offset by the value of the swaps’ reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended March 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection,

28	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks.

30	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

As of March 31, 2021, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $202,365. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

At March 31, 2021, the Fund held cash collateral from JPMorgan Chase & Co. in the amount of $80,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income

32	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

and realized gains for the calendar year. During the period, the Fund paid $1,211 of federal excise taxes attributable to calendar year 2020.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.15%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $104,350.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2021	$1,319	$1,449	$678	$19,014	$214,369
Expires September 30, 2022	892	1,090	754	14,619	216,538
Expires September 30, 2023	1,075	896	2,245	15,905	207,386
Expires September 30, 2024	638	241	915	5,832	96,724
Total fee waivers/expense reimbursements subject to recapture	$3,924	$3,676	$4,592	$55,370	$735,017

For the six months ended March 31, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$2
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

34	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

3. Investments

During the six months ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$18,335,048
Sales	25,627,505

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$37,804,687	$1,373,697	$(45,497)	$1,328,200
Forward foreign currency contracts	—	32,339	(177,615)	(145,276)
Swap contracts	795,635	118,761	(27,778)	90,983

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2021.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$32,339	—	$32,339
OTC swap contracts[2]	—	$138,087	138,087
Centrally cleared swap contracts[3]	—	58,202	58,202
Total	$32,339	$196,289	$228,628

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$177,615	—	$177,615
OTC swap contracts[2]	—	$24,750	24,750
Total	$177,615	$24,750	$202,365

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$164,432	—	—	$164,432
Swap contracts	—	—	$209,374	209,374
Forward foreign currency contracts	—	$(84,674)	—	(84,674)
Total	$164,432	$(84,674)	$209,374	$289,132

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$67,777	$67,777
Forward foreign currency contracts	$183	—	183
Total	$183	$67,777	$67,960

During the six months ended March 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$175,473
Forward foreign currency contracts (to buy)	5,359,710
Forward foreign currency contracts (to sell)	2,020,684

Average Notional Balance
Credit default swap contracts (to buy protection)†	$569,286
Credit default swap contracts (to sell protection)	10,224,361

†	At March 31, 2021, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$24,816	—	$24,816	—	$24,816
Citibank N.A.	18,390	$(104,809)	(86,419)	—	(86,419)

36	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Goldman Sachs Group Inc.	$35,726	—	$35,726	—	$35,726
HSBC Securities Inc.	6,275	$(1,043)	5,232	—	5,232
JPMorgan Chase & Co.	78,265	(72,261)	6,004	$(78,265)	(72,261)
Morgan Stanley & Co. Inc.	6,954	(24,252)	(17,298)	—	(17,298)
Total	$170,426	$(202,365)	$(31,939)	$(78,265)	$(110,204)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$244	$300
Class C	478	82
Class FI	469	269
Class I	—	1,277
Class IS	—	921
Total	$1,191	$2,849

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$638
Class C	241
Class FI	915
Class I	5,832
Class IS	96,724
Total	$104,350

6. Distributions to shareholders by class

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Investment Income:
Class A	$5,066	$5,785
Class C	2,466	6,225
Class FI	9,877	18,623
Class I	77,263	134,391
Class IS	1,253,645	1,823,926
Total	$1,348,317	$1,988,950

7. Shares of beneficial interest

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	239,863	$2,151,787	5,124	$44,823
Shares issued on reinvestment	560	5,008	678	5,780
Shares repurchased	(2,303)	(20,469)	(7,871)	(65,521)
Net increase (decrease)	238,120	$2,136,326	(2,069)	$(14,918)

Class C
Shares sold	—	—	4,260	$37,406
Shares issued on reinvestment	276	$2,466	726	6,225
Shares repurchased	(1,430)	(12,847)	(14,721)	(128,900)
Net decrease	(1,154)	$(10,381)	(9,735)	$(85,269)

38	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class FI
Shares sold	41,713	$377,751	79,843	$693,110
Shares issued on reinvestment	1,101	9,877	2,138	18,542
Shares repurchased	(3,411)	(30,792)	(70,346)	(615,074)
Net increase	39,403	$356,836	11,635	$96,578

Class I
Shares sold	2,949	$26,434	101,223	$821,258
Shares issued on reinvestment	8,656	77,230	15,712	134,352
Shares repurchased	(156,165)	(1,404,808)	(63,211)	(526,767)
Net increase (decrease)	(144,560)	$(1,301,144)	53,724	$428,843

Class IS
Shares sold	372,074	$3,323,831	888,923	$7,432,375
Shares issued on reinvestment	133,244	1,189,718	206,269	1,762,192
Shares repurchased	(1,126,581)	(10,094,246)	(430,768)	(3,661,092)
Net increase (decrease)	(621,263)	$(5,580,697)	664,424	$5,533,475

8. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $190 million, and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06% of the $190 million Redemption Facility; prior to November 16, 2020, there was no upfront fee. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended March 31, 2021.

BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

9. Deferred capital losses

As of September 30, 2020, the Fund had deferred capital losses of $2,373,809, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Subsequent to the period ended March 31, 2021, shareholder redemptions from Class A and Class FI shares exceeded 50% of Class A and Class FI net assets as of March 31, 2021.

40	BrandywineGLOBAL — Global High Yield Fund 2021 Semi-Annual Report

BrandywineGLOBAL —

Global High Yield Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Global High Yield Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global High Yield Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;
•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX015683 5/21 SR21-4143

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 25, 2021